FLAG INVESTORS

                                     [LOGO]

                                      FLAG
                                    INVESTORS
                                    EMERGING
                                     GROWTH
                                      FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 1998

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------
Dear Fellow Shareholder:

Five Years of Management Completed

     Just five years ago, Charlie Reid and I assumed the responsibility of managing your Fund. Our strategy has been to find companies early in their life cycle that have the capability to grow for the long term. We also require a proprietary advantage over competition in a very large market, and thus, an opportunity to grow for many years. Each company must be guided by an exceptional management team. Collectively, our portfolio has produced earnings growth above 35% and has had turnover of only 32%, subsequent to the initial restructuring period.

     Some of the companies that have contributed to the success of the Fund during the five years but are no longer owned by the Fund are: Clear Channel Communications, Xilinx, Maxim Integrated Products, QualComm, Parametric Technology, Atmel, Pacific Sunwear, Access Health Systems, Vivra and Target Therapeutics. Some of the contributors that we still own with significant gains are: Sipex, Synopsys, PSS World Medical, QRS Corporation, O'Charley's, Atlantic Coast Airlines, MemberWorks, GeoTel Communications, Aspect Development, Apollo Group, Starbucks, AHL Services, Sylvan Learning, Papa John's Pizza, Mapics and Forward Air. Our thanks go to the management of all of these companies as well as many others.

     About two years ago, Nick Coutros joined Charlie and me to round out your management team. Together, and with the help of the company managements mentioned above, as well as many others that could have been listed, we were able to achieve a 12.2% five year annualized return versus a 6.7% return for the Russell 2000 Growth Index and a 9.4% return for the Russell 2000 Index.

-------------------------------------------------------------------------------
     A complete table of results follows:

                                    Fourth                 3 Years     5 Years
                                    Quarter   One Year   Annualized  Annualized
                                    7/31/98-  10/31/97-   10/31/95-   10/31/93-
                                   10/31/98   10/31/98    10/31/98    10/31/98
                                   ---------  ---------  ----------  ----------
Flag Investors Emerging Growth
  Fund-Class A*                      -4.5%      -13.5%       8.8%       12.2%
NASDAQ (OTC) Industrial Index       -11.4%      -12.1%       5.8%        6.9%
Russell 2000 Index                   -9.6%      -11.8%      10.0%        9.4%
Russell 2000 Growth Index           -10.9%      -15.9%       4.9%        6.7%
Lipper Small Capitalization
  Fund Index                        -12.1%      -13.7%       6.2%        8.6%
S&P 500 Index                        -1.5%       22.0%      26.1%       21.4%
---------
*Please refer to the Additional Performance Section of this report starting on page 7 for further information regarding performance. These figures assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge. The Russell 2000 Index, Russell 2000 Growth Index, NASDAQ
(OTC) Industrial Index and Standard & Poor's (S&P) 500 Index are unmanaged. The Russell 2000 Index is an indicator of small company growth performance; the Russell 2000 Growth Index is comprised of the Russell 2000 Index securities with greater-than-average growth orientations; the NASDAQ (OTC) Industrial Index is comprised of more than 3,000 industrial issues covered by the NASDAQ Composite Index; and the S&P 500 Index is an indicator of general market performance. While the Lipper Small Capitalization Fund Index is unmanaged, it is comprised of the total return performance of the 30 largest funds in the Lipper Small Capitalization Fund Average, which are managed. You cannot invest directly in an index.
     It is important to note that the results shown above were produced during an extremely hostile market environment. The annual report date of October 31st was only 16 trading days after the end of the second worst bear market since the early 1970's. During that entire five year period, emerging growth stocks under-performed larger capitalized stocks, with the Russell 2000 Growth Index compounding at 6.7% versus the Standard & Poor 500 compounding at 21.4%.

1990-1998 Bull Market Ends, Bear Market of 1998
Bottoms on October 8th

     One of the longest bull markets ever ended in 1998. For the general markets, it peaked in mid-July. But for emerging growth investors the peak was April 21st.

     The graph, on the following page, shows what our management team achieved in performance for the Fund beginning at the end of June 1994, when the portfolio had been restructured to reflect our strategy and ending at the peak of the market cycle, April 21, 1998:

                                   [GRAPHIC]

              In the printed version of the document, a line graph
                appears which depicts the following plot points:

                            Russell 2000                    Russell 2000
         EG Fund   S&P 500     Value        Russell 2000       Growth
         -------   -------  ------------    ------------    ------------
Jun-94              100        100             100             100
         103.83     103.31     101.85          101.64          101.43
         112.87     107.51     105.84          107.31          108.87
         115.39     104.92     104.73          106.94          109.32
         120.34     107.34     102.81          106.51          110.49
         115.67     103.41      98.66          102.21          106.02
Dec-94   119.24     104.93     101.62          104.94          108.52
         120.92     107.65     101.13          103.62          106.30
         128.78     111.82     104.87          107.93          111.22
         131.22     115.14     105.38          109.78          114.47
         127.76     118.53     108.51          112.22          116.19
         129.72     123.22     110.84          114.15          117.71
Jun-95   143.76     126.11     114.63          120.07          125.82
         150.78     130.34     118.81          126.99          135.63
         157.05     130.70     122.34          129.61          137.30
         165.85     136.19     124.17          131.93          140.13
         159.95     135.69     119.21          126.03          133.24
         163.07     141.66     123.95          131.32          139.12
Dec-95   163.76     144.28     127.79          134.79          142.20
         159.71     149.22     128.63          134.64          141.02
         173.94     150.66     130.65          138.84          147.45
         174.53     152.15     133.39          141.66          150.37
         194.28     154.41     137.03          149.24          161.91
         203.07     158.40     140.50          155.12          170.21
Jun-96   195.77     159.05     138.84          148.75          159.15
         171.67     151.97     131.46          135.76          139.72
         185.49     155.22     137.16          143.64          150.07
         199.02     163.95     140.91          149.25          157.80
         189.05     168.53     142.54          146.95          150.99
         195.17     181.35     150.21          153.01          155.19
Dec-96   193.57     177.82     155.09          157.02          158.21
         207.71     188.88     157.47          160.16          162.17
         191.28     190.41     158.97          156.27          152.37
         174.63     182.48     154.71          148.90          141.62
         175.25     193.33     156.98          149.31          139.97
         208.02     205.19     169.48          165.92          161.01
Jun-97   218.90     214.32     178.05          173.04          166.47
         224.13     231.51     185.53          181.08          174.99
         233.47     218.54     188.48          185.23          180.24
         253.30     230.45     201.01          198.79          194.63
         238.00     222.85     195.55          190.06          182.93
         236.45     233.05     197.70          188.82          178.57
Dec-97   233.64     237.02     204.40          192.13          179.65
         231.25     239.69     200.70          189.09          177.26
         254.56     256.93     212.84          203.07          192.91
         273.45     270.11     221.48          211.43          201.01
4/21/98  276.38     276.21     225.74          216.23          206.28

_________
*This chart represents the performance of the Fund's A Shares for a certain time frame. Past Performance is no guarantee of future return. The returns listed assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charges. The average annual return of the Fund's Class A Shares ending 9/30/98 for the 1 year, 5 year, and since inception time frames are -29.57%, 8.95%, and 8.22%, respectively. These numbers include the impact of the Fund's maximum 4.5% sales charge. Please review additional performance information on page 8. Growth of $100 -- 6/30/94 through 4/21/98*


                                            Annualized Returns 6/30/94 - 4/21/98
-------------------------------------------------------------------------------
  Emerging Growth Fund                                          30.4%
  S&P 500                                                       30.4%
  Russell 2000 Value                                            23.7%
  Russell 2000                                                  22.3%
  Russell 2000 Growth                                           20.9%


     These data show that during the Bull Market, despite under-performance by our sector, your Fund matched the performance of the Standard & Poor 500. The 30.4% compounded return more closely reflects the earnings growth of our portfolio companies.

     The bear market of 1998 has challenged the beliefs of long-term growth stock investors. But in its aftermath, we are steadfast in our convictions and our strategy remains unchanged.

     During the five and one-half months between April 21st and October 8th, the Russell 2000 Index declined 36.5% which was the second worst decline

-------------------------------------------------------------------------------
since the early 1970's. The index was down 39.2% in 1987 and 34.3% in 1990.
No other decline has been over 30%. Furthermore, during this difficult period, the Russell 2000 Growth Index was down 41.9%.

     Against this backdrop, your Fund, which at the April 21st peak, was 3.5 percentage points ahead of the Russell 2000 Growth Index on a year-to-date basis (18.3% versus 14.8%), declined 45.7% by the October 8th low. While our focus remained purely on emerging growth companies, many of our peers had rotated to other sectors which offered greater short-term momentum (larger companies) or focused on the current "hot" phenomena (internet companies, media companies and financial stocks). We did not raise a large cash position, sell stocks short, employ options or attempt to shift toward "hot" or "in vogue" investment concepts. As traumatic as the decline was, the best reason for enduring it and staying in the Fund was the quick recovery that has taken place during the period since the low. By November 10th, the Fund was up 42.5% from the low, well ahead of the 28% gain for the Russell 2000 Index and the 37% gain in the Russell 2000 Growth Index and ahead of both indices on a year-to-date basis.

Outlook Favorable for Emerging Growth

     Market and fundamental conditions appear favorable for emerging growth stocks to become the leaders in a new bull market. Four favorable phenomena converge setting the stage for this shift:

     o Market leadership generally shifts after a "cleansing" bear market. We have already shown that the market decline ending October 8th was the second worst since the early 1970's. During its final days and weeks, there were significant margin calls, mutual fund redemptions and mindless portfolio decisions to cleanse excesses that might have built up during the bull market.

     o The valuation of emerging growth stocks hits a low relative to the market. The graph, on the following page, shows the P/E multiple of the Russell 2000 Index versus the Standard and Poor 500 Index since 1979. It shows clearly the improved relative value in emerging growth.

                                   [GRAPHIC]

              In the printed version of the document, a line graph
                appears which depicts the following plot points:


DEC-79          1.041
MAR-80          0.970
JUN-80          1.056
SEP-80          1.136
DEC-80          1.118
MAR-81          1.226
JUN-81          1.233
SEP-81          1.162
DEC-81          1.182
MAR-82          1.157
JUN-82          1.181
SEP-82          1.159
DEC-82          1.214
MAR-83          1.327
JUN-83          1.432
SEP-83          1.554
DEC-83          1.366
MAR-84          1.380
JUN-84          1.385
SEP-84          1.327
DEC-84          1.250
MAR-85          1.383
JUN-85          1.347
SEP-85          1.353
DEC-85          1.414
MAR-86          1.421
JUN-86          1.447
SEP-86          1.451
DEC-86          1.414
JAN-87          1.374
FEB-87          1.471
MAR-87          1.520
APR-87          1.471
MAY-87          1.520
JUN-87          1.350
JUL-87          1.268
AUG-87          1.267
SEP-87          1.246
OCT-87          1.148
NOV-87          1.202
DEC-87          1.154
JAN-88          1.227
FEB-88          1.254
MAR-88          1.388
APR-88          1.456
MAY-88          1.411
JUN-88          1.354
JUL-88          1.370
AUG-88          1.447
SEP-88          1.441
OCT-88          1.390
NOV-88          1.377
DEC-88          1.461
JAN-89          1.421
FEB-89          1.466
MAR-89          1.413
APR-89          1.431
MAY-89          1.449
JUN-89          1.384
JUL-89          1.326
AUG-89          1.363
SEP-89          1.351
OCT-89          1.276
NOV-89          1.288
DEC-89          1.261
JAN-90          1.231
FEB-90          1.255
MAR-90          1.264
APR-90          1.250
MAY-90          1.223
JUN-90          1.186
JUL-90          1.121
AUG-90          1.077
SEP-90          1.029
OCT-90          1.022
NOV-90          1.034
DEC-90          1.054
JAN-91          1.142
FEB-91          1.175
MAR-91          1.250
APR-91          1.297
MAY-91          1.335
JUN-91          1.188
JUL-91          1.220
AUG-91          1.258
SEP-91          1.316
OCT-91          1.314
NOV-91          1.274
DEC-91          1.195
JAN-92          1.216
FEB-92          1.192
MAR-92          1.142
APR-92          1.004
MAY-92          0.983
JUN-92          0.970
JUL-92          1.005
AUG-92          1.009
SEP-92          1.018
OCT-92          1.058
NOV-92          1.123
DEC-92          1.145
JAN-93          1.230
FEB-93          1.057
MAR-93          1.074
APR-93          1.058
MAY-93          1.096
JUN-93          1.043
JUL-93          1.069
AUG-93          1.101
SEP-93          1.147
OCT-93          1.167
NOV-93          1.165
DEC-93          1.210
JAN-94          1.153
FEB-94          1.228
MAR-94          1.201
APR-94          1.181
MAY-94          1.143
JUN-94          1.143
JUL-94          1.096
AUG-94          1.144
SEP-94          1.181
OCT-94          1.185
NOV-94          1.205
DEC-94          1.190
JAN-95          1.200
FEB-95          1.225
MAR-95          1.216
APR-95          1.234
MAY-95          1.205
JUN-95          1.280
JUL-95          1.344
AUG-95          1.375
SEP-95          1.341
OCT-95          1.315
NOV-95          1.308
DEC-95          1.320
JAN-96          1.222
FEB-96          1.261
MAR-96          1.289
APR-96          1.316
MAY-96          1.337
JUN-96          1.308
JUL-96          1.236
AUG-96          1.270
SEP-96          1.249
OCT-96          1.218
NOV-96          1.155
DEC-96          1.195
JAN-97          1.192
FEB-97          1.165
MAR-97          1.126
APR-97          1.066
MAY-97          1.111
JUN-97          1.144
JUL-97          1.122
AUG-97          1.162
SEP-97          1.183
OCT-97          1.131
NOV-97          1.065
DEC-97          1.082
JAN-98          1.047
FEB-98          1.020
MAR-98          1.027
APR-98          0.996
MAY-98          0.984
JUN-98          0.946
JUL-98          0.876
AUG-98          0.866
SEP-98          0.844
OCT-98          0.788
NOV-98          0.780


     o The earnings growth outlook is better for emerging growth companies than for the market overall. The graph below shows the relationship between earnings growth for the Russell 2000 Index and the Standard & Poor 500 Index, also since 1979. It is clear from the graph that the smaller company earnings growth averages over 50% greater than larger company earnings growth. Furthermore, your portfolio's earnings outlook for better than 35% growth far exceeds that of the Russell 2000 outlook of 20%.

                                   [GRAPHIC]

              In the printed version of the document, a line graph
                appears which depicts the following plot points:



DEC-79               1.432
MAR-80               1.741
JUN-80               1.658
SEP-80               1.257
DEC-80               1.295
MAR-81               1.758
JUN-81               1.691
SEP-81               1.330
DEC-81               1.564
MAR-82               1.894
JUN-82               2.131
SEP-82               1.344
DEC-82               1.246
MAR-83               1.284
JUN-83               1.591
SEP-83               1.471
DEC-83               1.633
MAR-84               1.427
JUN-84               1.355
SEP-84               1.396
DEC-84               1.374
MAR-85               1.587
JUN-85               1.586
SEP-85               1.722
DEC-85               1.491
MAR-86               1.777
JUN-86               1.833
SEP-86               1.813
DEC-86               1.888
JAN-87               1.647
FEB-87               1.594
MAR-87               1.562
APR-87               1.520
MAY-87               1.582
JUN-87               1.386
JUL-87               1.502
AUG-87               1.401
SEP-87               1.401
OCT-87               1.541
NOV-87               1.406
DEC-87               1.495
JAN-88               1.719
FEB-88               1.737
MAR-88               1.801
APR-88               1.768
MAY-88               1.561
JUN-88               1.396
JUL-88               1.482
AUG-88               1.402
SEP-88               1.363
OCT-88               1.372
NOV-88               1.389
DEC-88               1.345
JAN-89               1.966
FEB-89               1.814
MAR-89               1.754
APR-89               1.889
MAY-89               1.807
JUN-89               1.610
JUL-89               1.630
AUG-89               1.741
SEP-89               1.800
OCT-89               1.783
NOV-89               1.768
DEC-89               1.898
JAN-90               1.634
FEB-90               1.836
MAR-90               1.901
APR-90               2.102
MAY-90               2.041
JUN-90               1.876
JUL-90               1.677
AUG-90               1.802
SEP-90               1.879
OCT-90               1.826
NOV-90               1.938
DEC-90               1.843
JAN-91               1.709
FEB-91               1.907
MAR-91               2.141
APR-91               2.662
MAY-91               2.803
JUN-91               2.965
JUL-91               2.000
AUG-91               1.943
SEP-91               2.058
OCT-91               2.188
NOV-91               2.330
DEC-91               2.435
JAN-92               1.503
FEB-92               1.543
MAR-92               1.541
APR-92               1.567
MAY-92               1.587
JUN-92               1.409
JUL-92               1.562
AUG-92               1.583
SEP-92               1.574
OCT-92               1.593
NOV-92               1.669
DEC-92               1.729
JAN-93               1.469
FEB-93               1.675
MAR-93               1.716
APR-93               1.799
MAY-93               1.848
JUN-93               1.549
JUL-93               1.465
AUG-93               1.497
SEP-93               1.481
OCT-93               1.542
NOV-93               1.553
DEC-93               1.564
JAN-94               1.748
FEB-94               1.838
MAR-94               1.811
APR-94               2.031
MAY-94               2.031
JUN-94               1.727
JUL-94               1.494
AUG-94               1.513
SEP-84               1.525
OCT-94               1.488
NOV-94               1.481
DEC-94               1.448
JAN-95               1.469
FEB-95               1.487
MAR-95               1.461
APR-95               1.338
MAY-95               1.452
JUN-95               1.167
JUL-95               1.438
AUG-95               1.439
SEP-95               1.448
OCT-95               1.484
NOV-95               1.471
DEC-95               1.516
JAN-96               1.698
FEB-96               1.797
MAR-96               1.777
APR-96               1.781
MAY-96               1.771
JUN-96               1.593
JUL-96               1.588
AUG-96               1.622
SEP-96               1.701
OCT-96               1.628
NOV-96               1.587
DEC-96               1.594
JAN-97               1.344
FEB-97               1.390
MAR-97               1.460
APR-97               1.429
MAY-97               1.385
JUN-97               1.510
JUL-97               1.565
AUG-97               1.581
SEP-97               1.651
OCT-97               1.629
NOV-97               1.660
DEC-97               1.659
JAN-98               1.657
FEB-98               1.736
MAR-98               1.926
APR-98               2.020
MAY-98               2.020
JUN-98               1.906
JUL-98               1.855
AUG-98               1.806
SEP-98               1.560
OCT-98               1.545
NOV-98               1.529

     o A shift in leadership could favor small company stocks. This could happen when the conspicuous "flight to quality" flow of funds of the last bull market is diverted only slightly. We think that the fundamental concerns that have recently surrounded several of these widely held "high quality" stocks such as Proctor & Gamble, Gillette, General Electric, Walt Disney, etc. can create just such a diversion of fund's flow.

LETTER TO SHAREHOLDERS (CONCLUDED)
-------------------------------------------------------------------------------
     Your management team thanks you for investing with us during these lasts five years. With aggregate earnings growth of over 35% expected and a P/E multiple of less than 23 times next year's earnings, we think the opportunity ahead is large.



Sincerely yours,


/s/ Frederick L. Meserve, Jr.
-----------------------------
    Frederick L. Meserve, Jr.
    Portfolio Manager

    November 23, 1998

FIVE LARGEST HOLDINGS
-------------------------------------------------------------------------------

                                                                     Percent of
Company                                                              Net Assets
-------------------------------------------------------------------------------

  o Sipex Corp.                                                             6.6%
    Designs, manufactures, markets and sells analog integrated circuits.

  o Synopsys, Inc.                                                          5.8%
    Develops, markets and supports high-level design automation software for designers of integrated circuits and electronics systems. The company has license agreements with over 400 customers, including major international semi-conductor, computer, communications, military and aerospace companies.

  o PSS World Medical, Inc.                                                 4.8%
    Distributes medical supplies, equipment and pharmaceuticals to office-based physicians, alternate-site imaging centers, long-term care providers, and hospitals.

  o QRS Corp. (Computer Services)                                           4.5%
    Provides merchandise and logistics solutions throughout the entire retail demand chain.Facilitates and optimizes the flow of information, goods, and services throughout the retail industry.

  o Level One Communications, Inc.                                          4.2%
    Designs, develops and markets integrated circuit products for high speed digital signal transmission and networking connec-tivity applications.

-------------------------------------------------------------------------------

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's initial public offering on June 15, 1988 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares.

     While the following charts are required by SECrules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SECtotal return figures differ from those we reported because the time periods may be different and because the SECcalculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class AShares and the 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Additional Performance Information (continued)

Change in Value of a $10,000 Investment in Class A Shares*
June 15, 1988-October 31, 1998

                                   [GRAPHIC]

              In the printed version of the document, a line graph
                appears which depicts the following plot points:



Average  Annual Total Return*
-------  ------ -------------
9550     10000    10000
9059     10313    9225
12468    13036    11000
8524     12061    8891
14539    16101    15045
12916    17705    16184
13992    20350    20001
14517    21137    19957
19296    26726    24057
22805    33167    27668
28718    43816    32745
23729    53452    28642



Periods Ended 10/31/98              1 Year       5 Years      Since Inception**
-------------------------------------------------------------------------------
Class A Shares                      -17.37%       11.14%           9.17%


*These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 4.50% maximum sales charge. Past performance is not an indicator of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
**6/15/88.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Additional Performance Information (continued)

Change in Value of a $10,000 Investment in Class B Shares* June 20, 1996-October 31, 1998 Average Annual Total Return*


                                   [GRAPHIC]

              In the printed version of the document, a line graph
                appears which depicts the following plot points:


10000    10000    10000
9932     10593    9703
9148     12151    8998
12385    13994    11485
13892    13994    11485
10337    17071    10046




Periods Ended 10/31/98                   1 Year         Since Inception**
-------------------------------------------------------------------------------
Class B Shares                           -18.11%              1.41%

*These figures assume the reinvestment of dividends and capital gains distributions and include the Fund's 4.00% maximum contingent deferred sales charge. Past performance is not an indicator of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
**6/20/96.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Additional Performance Information (continued)

Change in Value of a $10,000 Investment in Institutional Shares* November 2, 1995-October 31, 1998 Average Annual Total Return*

                                   [GRAPHIC]

              In the printed version of the document, a line graph
                appears which depicts the following plot points:



10000    10000    10000
11959    10897    11554
11648    11887    11134
10819    13635    10325
14718    15702    13178
16565    15702    13178
12748    19155    11527



Periods Ended 10/31/98                   1 Year           Since Inception**
-------------------------------------------------------------------------------
Institutional Shares                     -13.39%                8.44%

*These figures assume the reinvestment of dividends and capital gains distributions. Past performance is not an indicator of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
**11/2/95.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Additional Performance Information (concluded)

Change in Value of a $10,000 Investment in ABCAT Shares* November 2, 1995-October 31, 1998 Average Annual Total Return*

                                   [GRAPHIC]

              In the printed version of the document, a line graph
                appears which depicts the following plot points:


10000    10000    10000
12468    11516    12866
10815    14048    11254



Periods Ended 10/31/98                   1 Year           Since Inception**
-------------------------------------------------------------------------------
ABCAT Shares                             -13.26%                5.44%

*These figures assume the reinvestment of dividends and capital gains distributions. Past performance is not an indicator of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
**5/9/97.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Statement of Net Assets                                        October 31, 1998


  No. of                                                   Value      Percent of
  Shares              Security                           (Note 1)     Net Assets
  ------              --------                           --------     ----------

Common Stock: 94.9%
-------------------------------------------------------------------------------

Business Services: 18.5%
   80,550        AHL Services, Inc.*                   $ 2,718,562        2.2%
  160,500        Central Garden & Pet Co.*               3,169,875        2.6
   99,700        Dialogic Corp.*                         2,243,250        1.8
  149,400        Manugistics*                            2,147,625        1.7
  117,400        MemberWorks, Inc.*                      2,714,875        2.2
  145,600        QRS Corporation*                        5,532,800        4.5
  173,850        Wilmar Industries, Inc.*                4,302,787        3.5
                                                      ------------      -----
                                                        22,829,774       18.5
Capital Goods: 2.5%
  208,300        Advanced Lighting Technologies, Inc.*   1,692,437        1.4
  101,400        ATMI, Inc.*                             1,394,250        1.1
                                                      ------------      -----
                                                         3,086,687        2.5
Consumer Services: 19.2%
   91,037        Apollo Group, Inc. Cl-A*                2,924,564        2.4
  331,150        Avado Brands, Inc.                      2,607,806        2.1
   69,800        Il Fornaio (America) Corp.*               558,400        0.5
  236,000        Just For Feet*                          3,997,250        3.2
  299,112        O'Charleys, Inc.*                       3,589,344        2.9
   60,625        Papa John's International*              2,301,855        1.9
  301,400        PETsMART, Inc.*                         2,166,313        1.8
   65,750        Starbucks Corp.*                        2,851,906        2.3
   85,725        Sylvan Learning Systems, Inc.*          2,646,759        2.1
                                                      ------------      -----
                                                        23,644,197       19.2
Health Care Services: 10.9%
  357,100        American Oncology Resources, Inc.*      4,753,894        3.9
   34,900        Guilford Pharmaceuticals, Inc.*           571,487        0.5
   24,900        Incyte Pharmaceuticals, Inc.*             759,450        0.6
  267,350        PSS World Medical, Inc.*                5,915,119        4.8
  132,700        Transition Systems, Inc.*               1,385,056        1.1
                                                      ------------      -----
                                                        13,385,006       10.9

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Statement of Net Assets                                        October 31, 1998


  No. of                                                   Value      Percent of
  Shares              Security                           (Note 1)     Net Assets
  ------              --------                           --------     ----------

Common Stock (concluded)
-------------------------------------------------------------------------------

Health Equipment and Services: 4.0%
   81,950        Arthrocare Corp*                      $ 1,454,613        1.2%
   53,900        Bionx Implants, Inc.*                     380,669        0.3
   56,350        Heartport, Inc.*                          239,488        0.2
  117,775        Perclose*                               2,811,878        2.3
                                                      ------------      -----
                                                         4,886,648        4.0
Media/ Communications: 0.3%
   32,900        Getty Images, Inc.*                       405,081        0.3
                                                      ------------      -----
Technology -- Software/Services: 15.0%
   93,400        Aspect Development, Inc.*               2,950,856        2.4
  153,600        Broadvision Inc.*                       2,304,000        1.9
  312,525        Integrated Systems, Inc.*               3,515,906        2.8
  104,650        Mapics*                                 1,975,269        1.6
   67,900        Summit Design, Inc.*                      568,663        0.5
  158,146        Synopsys, Inc.*                         7,156,107        5.8
                                                      ------------      -----
                                                        18,470,801       15.0
Technology -- Systems/Semiconductors: 13.1%
  186,200        Applied Digital Access, Inc.*             581,875        0.5
  197,925        Level One Communications, Inc.*         5,207,902        4.2
  224,700        Security Dynamics Technologies, Inc.*   2,303,175        1.9
  291,500        Sipex Corp.*                            8,089,125        6.5
                                                      ------------      -----
                                                        16,182,077       13.1
Telecommunication -- Long Distance: 4.9%
  118,400        Geotel Communications Corp.*            3,078,400        2.5
  102,500        Pacific Gateway Exchange, Inc.*         2,959,688        2.4
                                                      ------------      -----
                                                         6,038,088        4.9
Transportation: 6.5%
  161,150        Atlantic Coast Airlines, Inc.*          3,867,600        3.1
  102,050        Coach USA, Inc.*                        2,736,216        2.2
   69,075        Forward Air Corporation*                1,062,028        0.9
   69,075        Landair Services, Inc.*                   345,375        0.3
                                                      ------------      -----
                                                         8,011,219        6.5
Total Common Stock
   (Cost $99,511,758)                                  116,939,578       94.9
                                                      ------------      -----

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Statement of Net Assets (concluded)                            October 31, 1998

    Par                                                   Value      Percent of
   (000)                   Security                     (Note 1)     Net Assets

 Repurchase Agreement: 4.4%
-------------------------------------------------------------------------------

   $5,490        Goldman Sachs & Co. 5.25%
                 Dated 10/30/98, to be repurchased
                 @ 5, 718,402 on 11/02/98, collater-
                 alized by U.S Treasury Bonds with
                 a market value of $5,600,451
                 (Cost $5,490,000)                    $  5,490,000         4.4%
                                                      ------------       -----
Total Investments in Securities
   (Cost $105,001,758)**                               122,429,578        99.3
                                                      ------------
Other Assets in Excess of Liabilities                      843,699         0.7
                                                      ------------       -----
Net Assets                                            $123,273,277       100.0%
                                                      ============       =====
Net Asset Value and Redemption Price Per:
      Class A Share
          ($65,247,480 / 3,419,651 shares outstanding)      $19.08
                                                            ======
      Class B Share
          ($5,154,618 / 275,767 shares outstanding)         $18.69***
                                                            ======
Institutional Share
          ($6,242,969 / 325,623 shares outstanding)         $19.17
                                                            ======
      ABCAT Share
          ($46,628,210 / 2,430,133 shares outstanding)      $19.19
                                                            ======
Maximum Offering Price Per:
      Class A Share
          ($19.08 / 0.955)                                  $19.98
                                                            ======
      Class B Share                                         $18.69
                                                            ======
      Institutional Share                                   $19.17
                                                            ======
      ABCAT Share                                           $19.19
                                                            ======

--------------------
   * Non-income producing security.
  ** Aggregate cost for federal tax purposes was $105,001,758.
 *** Redemption value is $17.94 following a 4% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Statement of Operations
                                                                       For the
                                                                     Year Ended
                                                                     October 31,
--------------------------------------------------------------------------------
                                                                        1998
Investment Income:
   Dividends ................................................      $     11,447
   Interest .................................................           480,434
                                                                   ------------
            Total income ....................................           491,881
                                                                   ------------
Expenses:
   Investment advisory fee ..................................         1,103,023
   Distribution fee .........................................           237,630
   Legal ....................................................            88,253
   Transfer agent fee .......................................            87,294
   Accounting fee ...........................................            59,460
   Registration fees ........................................            55,889
   Printing and postage .....................................            43,716
   Audit fees ...............................................            29,226
   Custodian fee ............................................            25,373
   Directors' fees ..........................................             5,951
   Miscellaneous ............................................             8,726
                                                                   ------------
            Total expenses ..................................         1,744,541
                                                                   ------------
   Expenses in excess of investment income ..................        (1,252,660)
                                                                   ------------
Realized and unrealized loss on investments:
   Net realized lossfrom security transactions ..............        (1,729,647)
   Change in unrealized appreciation/depreciation
      of investments ........................................       (15,958,185)
                                                                   ------------
   Net loss on investments ..................................       (17,687,832)
                                                                   ------------

Net decrease in net assets resulting from operations ........      $(18,940,492)
                                                                   ============

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                      For the Years Ended October 31,
---------------------------------------------------------------------------------------------------------------------
                                                                                             1998             1997
                                                                                             ----             ----
Increase/(Decrease) in Net Assets:
Operations:
   Expenses in excess of investment income .........................................   $  (1,252,660)   $    (831,973)
   Net realized gain/(loss) from security transactions .............................      (1,729,647)       6,273,549
   Change in unrealized appreciation/
      depreciation of investments ..................................................     (15,958,185)      17,299,788
                                                                                       -------------    -------------
   Net increase/(decrease) in net assets resulting
      from operations ..............................................................     (18,940,492)      22,741,364
                                                                                       -------------    -------------
Dividends to Shareholders from:
   Net realized short-term gains:
      Class A Shares ...............................................................        (655,545)        (509,733)
      Class B Shares ...............................................................         (53,761)         (12,155)
      Institutional Shares .........................................................        (117,815)        (262,737)
      ABCAT Shares .................................................................        (320,098)            --
   Net realized mid-term and long-term gains:
      Class A Shares ...............................................................      (2,622,180)      (1,286,527)
      Class B Shares ...............................................................        (215,043)         (28,797)
      Institutional Shares .........................................................        (471,259)        (663,099)
      ABCAT Shares .................................................................      (1,280,392)            --
                                                                                       -------------    -------------
   Total distributions .............................................................      (5,736,093)      (2,763,048)
                                                                                       -------------    -------------
Capital Share Transactions:
   Proceeds from sale of shares ....................................................      51,002,445       77,654,561
   Value of shares issued in
      reinvestment of dividends ....................................................       5,494,066        2,667,198
   Cost of shares repurchased ......................................................     (34,109,172)     (40,585,610)
                                                                                       -------------    -------------
   Increase in net assets derived from capital
      share transactions ...........................................................      22,387,339       39,736,149
                                                                                       -------------    -------------
   Total increase/(decrease) in net assets .........................................      (2,289,246)      59,714,465

Net Assets:
   Beginning of year ...............................................................     125,562,523       65,848,058
                                                                                       -------------    -------------
   End of year .....................................................................   $ 123,273,277    $ 125,562,523
                                                                                       =============    =============

                        See Notes to Financial Statements

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each year)


                                                                  For the
                                                                Year Ended
                                                                October 31,
                                                                -----------
                                                                    1998
                                                                    ----
Per Share Operating Performance:
   Net asset value at beginning of year .......................   $ 23.17
                                                                  -------
Income from Investment Operations:
   Expenses in excess of investment income ....................     (0.22)
   Net realized and unrealized gain/(loss) on investments .....     (2.82)
                                                                  -------
   Total from Investment Operations ...........................     (3.04)
Less Distributions:
   Distributions from net realized short-term gains ...........     (0.21)
   Distributions from net realized mid-term and long-term gains     (0.84)
                                                                  -------
   Total distributions ........................................     (1.05)
                                                                  -------
   Net asset value end of year ................................   $ 19.08
                                                                  =======
Total Return(1) ...............................................    (13.48)%
Ratios to Average Daily Net Assets:
   Expenses ...................................................      1.41%
   Expenses in excess of investment income ....................     (1.03)%
Supplemental Data:
   Net assets at end of year (000) ............................   $65,247
   Portfolio turnover rate ....................................        23%



                                                                        For the Year Ended October 31,
                                                                 ---------------------------------------------
                                                                 1997         1996         1995         1994
                                                                 ----         ----         ----         ----
Per Share Operating Performance:
   Net asset value at beginning of year .......................  $19.14      $ 17.09      $ 12.90      $ 14.02
                                                                -------      -------      -------      -------
Income from Investment Operations:
   Expenses in excess of investment income ....................   (0.18)       (0.15)       (0.09)       (0.08)
   Net realized and unrealized gain/(loss) on investments .....    4.95         3.10         4.32         0.47
                                                                -------      -------      -------      -------
   Total from Investment Operations ...........................    4.77         2.95         4.23         0.39
Less Distributions:
   Distributions from net realized short-term gains ...........   (0.21)       (0.30)          --          --
   Distributions from net realized mid-term and long-term gains   (0.53)       (0.60)       (0.04)       (1.51)
                                                                -------      -------      -------      -------
   Total distributions ........................................   (0.74)       (0.90)       (0.04)       (1.51)
                                                                -------      -------      -------      -------
   Net asset value end of year ................................  $23.17       $19.14       $17.09       $12.90
                                                                =======      =======      =======      =======
Total Return(1) ...............................................   25.93%       18.19%       32.92%        3.75%
Ratios to Average Daily Net Assets:
   Expenses ...................................................    1.44%        1.50%        1.50%        1.50%
   Expenses in excess of investment income ....................   (0.97)%      (0.83)%      (0.64)%      (0.73)%
Supplemental Data:
   Net assets at end of year (000) ............................ $71,123      $45,325      $38,127      $23,302
   Portfolio turnover rate ....................................      42%          24%          39%          86%


----------
(1) Total return excludes the effect of sales charge.

(2) Calculation based on average shares.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)


                                                                                For the Period
                                                                                June 20, 1996(1)
                                                                                   through
                                               For the Years Ended October 31,   October 31,
                                               ------------------------------   ----------------
                                                    1998              1997           1996
                                                    ----              ----           ----
Per Share Operating Performance:
   Net asset value at beginning of period       $      22.88     $      19.10     $    19.22
                                                ------------     ------------     ----------
Income from Investment Operations:
   Expenses in excess of income ..........             (0.37)(2)        (0.18)         (0.12)
   Net realized and unrealized gain/(loss)
      on investments .....................             (2.77)            4.70             --
                                                ------------     ------------     ----------
   Total from Investment Operations ......             (3.14)            4.52          (0.12)
                                                ------------     ------------     ----------
Less Distributions:
   Distributions from net realized
      short-term gains ...................             (0.21)           (0.21)            --
   Distributions from net realized
      mid-term and long-term gains .......             (0.84)           (0.53)            --
                                                ------------     ------------     ----------
   Total distributions ...................             (1.05)           (0.74)            --
                                                ------------     ------------     ----------
   Net asset value at end of period ......      $      18.69     $      22.88     $    19.10
                                                ============     ============     ==========
Total Return(2) ..........................            (14.11)%          24.69%         (0.62)%
Ratios to Average Daily Net Assets:
   Expenses ..............................              2.16%            2.19%          2.25%(3)
   Expenses in excess of income ..........             (1.77)%          (1.73)%        (1.67)%(3)
Supplemental Data:
   Net assets at end of period (000) .....      $      5,155     $      5,719     $      772
   Portfolio turnover rate ...............                23%              42%            24%


------------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Total return excludes the effect of sales charge.
(4) Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)


                                                                            For the Period
                                                                             November 2,
                                                                            1995(1) through
                                            For the Years Ended October 31,   October 31,
                                            ------------------------------- ---------------
                                                 1998              1997          1996
                                                 ----              ----          ----
Per Share Operating Performance:
   Net asset value at beginning of period       $23.25           $ 19.15        $ 17.45
                                                ------           -------        -------
Income from Investment Operations:
   Expenses in excess of investment
      income .............................       (0.17)(2)         (0.26)         (0.12)
   Net realized and unrealized gain/(loss)
      on investments .....................       (2.86)             5.10           2.72
                                                ------           -------        -------
   Total from Investment Operations ......       (3.03)             4.84           2.60
                                                ------           -------        -------
Less Distributions:
   Distributions from net realized
      short-term gains ...................       (0.21)            (0.21)         (0.30)
   Distributions from net realized
      mid-term and long-term gains .......       (0.84)            (0.53)         (0.60)
                                                ------           -------        -------
   Total distributions ...................       (1.05)            (0.74)         (0.90)
                                                ------           -------        -------
   Net asset value at end of period ......      $19.17           $ 23.25        $ 19.15
                                                ======           =======        =======
Total Return .............................      (13.39)%           26.36%         16.48%
Ratios to Average Daily Net Assets:
   Expenses ..............................        1.16%             1.19%          1.25%(2)
   Expenses in excess of income ..........       (0.76)%          (0.74)%         (0.61)%(2)
Supplemental Data:
   Net assets at end of period (000) .....      $6,243           $13,068        $19,751
   Portfolio turnover rate ...............          23%               42%            24%


------------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Annualized.
                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Financial Highlights -- ABCAT Shares
(For a share outstanding throughout each period)

                                                                For the Period
                                                    For the      May 9, 1997(1)
                                                  Year Ended        through
                                                  October 31,     October 31,
                                                  ----------    --------------
                                                     1998            1997
                                                     ----            ----
Per Share Operating Performance:
   Net asset value at beginning of period           $  23.24       $  18.64
                                                    --------       --------
Income from Investment Operations:
   Expenses in excess of income                        (0.17)(2)      (0.06)
   Net realized and unrealized
      gain/(loss) on investments                       (2.83)          4.66
                                                    --------       --------
   Total from Investment Operations                    (3.00)          4.60
                                                    --------       --------
Less Distributions:
   Distributions from net realized
      short-term gains                                 (0.21)            --
   Distributions from net realized
      mid-term and long-term gains                     (0.84)            --
                                                    --------       --------
Total Distributions                                    (1.05)            --
                                                    --------       --------
Net asset value at end of period                    $  19.19       $  23.24
                                                    ========       ========
Total Return                                          (13.26)%        24.68%
Ratios to Average Daily Net Assets:
   Expenses                                             1.16%          1.19%(2)
   Expenses in excess of income                        (0.80)%        (0.69)%(2)
Supplemental Data:
   Net assets at end of period (000)                 $46,628        $35,653
   Portfolio turnover rate                                23%            42%

------------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Annualized.
                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Notes to Financial Statements
NOTE 1 -- Significant Accounting Policies

     Flag Investors Emerging Growth Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on July 2, 1987 and commenced operations December 30, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its objective is to seek long-term capital appreciation primarily through investment in a diversified portfolio of small and mid-sized emerging growth companies.

     The Fund consists of four share classes: Class A Shares, which commenced June 15, 1988; Institutional Shares, which commenced November 2, 1995; Class B Shares, which commenced June 20, 1996; and Alex. Brown Capital Advisory & Trust Shares (ABCAT Shares), which commenced May 9, 1997.

     The Class A and Class B Shares are subject to different sales charges and distribution fees. The Class A Shares have a front-end sales charge and the Class B Shares have a contingent deferred sales charge. The Institutional Shares and ABCAT Shares do not have a front-end sales charge, a contingent deferred sales charge or a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B. Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)
NOTE 1 -- concluded

          buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations. The fund has a capital loss carryforward in the amount of $1,873,591 expiring in 2006.

             The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income or excise taxes.

     D. Securities Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's investment advisor. The Advisory

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
NOTE 2 -- concluded

Agreement provides for ICC to receive an annual fee equal to 0.85% of the Fund's average daily net assets. However, the actual amount of the fee is contractually limited to an amount that would result in total expenses on Class A Shares of no more than 1.50%. The Fund paid ICC $1,103,023 in fees, which was equal to 0.85% of the Fund's average daily net assets, for advisory services for the year ended October 31, 1998. At October 31, 1998, the Fund owed $76,693 in advisory fees.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily based upon its average daily net assets and paid monthly. The Fund paid ICC $59,460 for accounting services for the year ended October 31, 1998. At October 31, 1998, the Fund owed $4,744 in accounting services fees.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $87,294 for transfer agent services for the year ended October 31, 1998. At October 31, 1998, the Fund owed $16,361 in transfer agent services fees.

     As compensation for providing distribution services, the Fund pays ICC Distributors, Inc. ("ICC Distributors"), a member of the Forum Financial Group of companies, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets. For the year ended October 31, 1998, distribution fees aggregated $237,630, of which $179,510 was attributable to the Class A Shares and $58,120 was attributable to the Class B Shares. No distribution fees were charged to the Institutional and ABCAT Shares. At October 31, 1998, the Fund owed $15,703 in distribution fees of which $11,992 was attributable to Class A and $3,711 was attributable to Class B.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 1998 was $2,643, and the accrued liability was $5,974.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------

Notes to Financial Statements (continued)
NOTE 3 -- Capital Share Transactions

     The Fund is authorized to issue up to 20 million shares of $.001 par value capital stock (8 million Class A, 1 million Class B, 5 million Institutional, 5 million Alex. Brown Capital Advisory and Trust and 1 million undesignated). Transactions in shares of the Fund are listed below.

                                                  Class A Shares
                                         ------------------------------
                                            For the          For the
                                          Year Ended        Year Ended
                                         Oct. 31, 1998     Oct. 31, 1997
                                         ------------       -----------
   Shares sold                              1,026,573         1,220,895
   Shares issued to shareholders on
      reinvestment of dividends               148,041            92,972
   Shares redeemed                           (823,988)         (612,803)
                                         ------------       -----------
   Net increase in shares outstanding         350,626           701,064
                                         ============       ===========
   Proceeds from sale of shares          $ 21,111,802       $24,515,195
   Value of reinvested dividends            3,068,894         1,709,779
   Cost of shares redeemed                (16,839,860)      (12,465,235)
                                         ------------       -----------
   Net increase from capital share
      transactions                       $  7,340,836       $13,759,739
                                         ============       ===========

                                                  Class B Shares
                                         ------------------------------
                                            For the          For the
                                          Year Ended        Year Ended
                                         Oct. 31, 1998     Oct. 31, 1997
                                         ------------       -----------
   Shares sold                                107,106           234,480
   Shares issued to shareholders on
      reinvestment of dividends                12,906             2,231
   Shares redeemed                            (94,232)          (27,166)
                                         ------------       -----------
   Net increase in shares outstanding          25,780           209,545
                                         ============       ===========
   Proceeds from sale of shares          $  2,245,546       $ 5,012,881
   Value of reinvested dividends              263,666            40,890
   Cost of shares redeemed                 (1,909,628)         (564,373)
                                         ------------       -----------
   Net increase from capital share
      transactions                       $    599,584       $ 4,489,398
                                         ============       ===========

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
NOTE 3 -- concluded

                                               Institutional Shares
                                         ------------------------------
                                           For the            For the
                                          Year Ended        Year Ended
                                         Oct. 31, 1998     Oct. 31, 1997
                                         -------------     ------------
   Shares sold                                 20,073           834,599
   Shares issued to shareholders on
      reinvestment of dividends                27,198            49,811
   Shares redeemed                           (283,690)       (1,353,795)(2)
                                         ------------       -----------
   Net decrease in shares
      outstanding                            (236,419)         (469,385)
                                         ============       ===========
   Proceeds from sale of shares           $   509,820       $16,289,665
   Value of reinvested dividends              566,256           916,529
   Cost of shares redeemed                 (6,892,979)      (26,372,242)(2)
                                         ------------       -----------
   Net decrease from capital share
      transactions                        $(5,816,903)    $  (9,166,048)
                                         ============       ===========

                                                   ABCAT Shares
                                         ------------------------------
                                            For the       For the Period
                                          Year Ended      May 9, 1997(1) to
                                         Oct. 31, 1998     Oct. 31, 1997
                                         -------------    -----------------
   Shares sold                              1,257,491         1,587,453(3)
   Shares issued to shareholders on
      reinvestment of dividends                76,695                --
   Shares redeemed                           (437,945)          (53,561)
                                         ------------       -----------
   Net increase in shares outstanding         896,241         1,533,892
                                         ============       ===========
   Proceeds from sale of shares           $27,135,277       $31,836,820(3)
   Value of reinvested dividends            1,595,250                --
   Cost of shares redeemed                 (8,466,705)       (1,183,760)
                                         ------------       -----------
   Net increase from capital share
      transactions                       $ 20,263,822       $30,653,060
                                         ============       ===========
-----------
(1) Commencement of operations.

(2) The number of shares redeemed and cost of shares redeemed for the year ended October 31, 1998 include an exchange of shares from Institutional Shares into ABCAT Shares.

(3) The number of shares sold and proceeds from sale of shares for the year ended October 31, 1998 include an exchange of shares from Institutional Shares into ABCAT Shares.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Notes to Financial Statements (concluded)
NOTE 4 -- Investment Transactions

     Excluding short-term obligations, purchases of investment securities aggregated $49,818,578 and sales of investment securities aggregated $28,611,680 for the year ended October 31, 1998.

     For federal income tax purposes, the tax cost of investments held at October 31, 1998 was $105,293,620. On October 31, 1998, aggregate net unrealized appreciation over tax cost for portfolio securities was $17,427,820 of which $30,217,516 related to appreciated securities and $12,789,696 related to depreciated securities.

NOTE 5 -- Net Assets

     On October 31, 1998, net assets consisted of:

Paid-in capital
   Class A Shares                                                $48,166,449
   Class B Shares                                                  5,797,620
   Institutional Shares                                            3,726,681
   ABCAT Shares                                                   50,324,632
Accumulated net realized loss from security transactions          (2,169,925)
Unrealized appreciation of investments                            17,427,820
                                                                ------------
                                                                $123,273,277
                                                                ============

NOTE 6 -- Risks of Investing Small and Emerging Growth Companies

     There are risks to investors inherent in the characteristics of emerging growth companies. The companies in which the Fund may invest may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
NOTE 7 -- Federal Income Tax Information

     On October 31, 1998, there was a tax capital loss carryforward of approximately $1,828,277, expiring October 31, 2006. This carryforward will be used to offset future net capital gains.

NOTE 8 -- Tax Information (Unaudited)

     The following information summarizes all per share distributions paid by the Fund during the taxable period ending October 31, 1998.

                                                    Total
            Record             Payable            Ordinary           Long-Term
             Date               Date               Income          Capital Gains
           --------           --------            --------          -----------
           12/15/97           12/19/97              $0.21              $0.84

NOTE 9 -- Shareholder Meeting

     On September 25, 1998, the Flag Investors Emerging Growth Fund held a special meeting for its shareholders. During the meeting, the shareholders elected the following directors: Truman T. Semans, James J. Cunnane, Richard T. Hale, Joseph R. Hardiman, Louis E. Levy, Rebecca W. Rimel, and Carl W. Vogt. The shareholders also approved a new sub-advisory agreement amongst the Fund, Investment Conference Capital Corp., and Alex. Brown Capital Advisory and Trust Company.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Report of Independent Accountants
To the Shareholders and Directors of
Flag Investors Emerging Growth Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Flag Investors Emerging Growth Fund, Inc. (the "Fund") at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
December 1, 1998

Tax Information (unaudited) for the Tax Year Ended October 31, 1998

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $4,588,874 from long-term capital gains; of which $4,125,398 was subject to the 20% rate gains category.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Directors and Officers
                                     TRUMAN T. SEMANS
                                         Chairman

                  JAMES J. CUNNANE                  REBECCA W. RIMEL
                      Director                          Director

                   RICHARD T. HALE                 CARL W. VOGT, ESQ.
                      Director                          Director

                 JOSEPH R. HARDIMAN                    HARRY WOOLF
                      Director                          President

                    LOUIS E. LEVY                     AMY M. OLMERT
                      Director                          Secretary

                 EUGENE J. MCDONALD                 JOSEPH A. FINELLI
                      Director                          Treasurer

                                     SCOTT J. LIOTTA
                                   Assistant Secretary



Investment Objective

An open-end mutual fund seeking long-term capital appreciation primarily through investment in a diversified portfolio of small and mid-sized emerging growth companies.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                                 FLAG INVESTORS

                                     Growth

                       Flag Investors Emerging Growth Fund

                       Flag Investors Equity Partners Fund

                        Flag Investors International Fund


                                    Specialty

                   Flag Investors Real Estate Securities Fund

                       Flag Investors Communications Fund


                                    Balanced

                        Flag Investors Value Builder Fund


                                     Income

                  Flag Investors Short-Intermediate Income Fund

              Flag Investors Total Return U.S. Treasury Fund Shares


                                 Tax-Free Income

                  Flag Investors Managed Municipal Fund Shares


                                 Current Income

                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.